STATEMENTS CASH FLOWS - Winvest Group Ltd [Member] - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2021	May 31, 2021	May 31, 2020
Cash flows used in operating activities
Net loss	$ (82,224)	$ (2,534,182)	$ (26,220)
Changes in assets and liabilities
Accounts payable	5,961
Net cash used in operating activities	(76,263)	(2,534,182)	(26,220)
Cash flows provided (used) in investing activities
Net cash provided (used) in investing activities
Cash flows provided used by financing activities
Proceeds from related party loans	76,263	2,534,182	26,220
Net cash provided used by financing activities	76,263	2,534,182	26,220
Net increase (decrease) in cash
Cash, beginning of period
Cash, end of period